Stock-Based Compensation (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 43,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15.4	16.3	16.3	16.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	6.1	5.2	4.6	3.2
Stock or Unit Option Plan Expense	12,500,000	13,900,000	14,400,000
Restricted Stock or Unit Expense	30,500,000	22,600,000	20,700,000
Share-based Compensation	43,000,000	36,500,000	35,100,000
Share-based Compensation, Net of Tax	31,800,000	28,500,000	29,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.60%	2.90%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.30%	1.40%	5.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	39.00%	38.00%	35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6.4	6.7	6.8
Accelerated Vesting Conditions, Stock Options, Effective Period	1
Accelerated Vesting Conditions, Stock Options, Employee Age	65
2010 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	21.0
Multiplier For Calculating Share Availability Under A Stock Plan	2.5
Shares Reserved For Issuance Of Stock Options	1.0
Shares Reserved For Issuance Of Restricted Stock Units	5.5
Shares Reserved For Issuance Of Performance Based Restricted Stock Units	1.1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	13.4
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	9,700,000
Share-based Compensation Not Yet Recognized, Weighted Average Period	2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	five
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	three
2003 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	3.6
1993 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0.7
Restricted Stock Units (RSU) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 33,300,000
Share-based Compensation Not Yet Recognized, Weighted Average Period	2
Vesting period, years	3
Percentage of units granted assumed	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	three
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	one
Performance Based Restricted Stock Units [Member]
Performance-based stock units awarded	0.5	0.9	1.2
Percentage of units that are earned, minimum	0.00%
Percentage of units that are earned, maximum	200.00%
Performance-based stock, outstanding	2.1
Shares entitled to recipients	1.7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	one
PSU Other Than TSR [Member]
Performance-based stock units awarded	0.7
Non-TSR PSU Vesting Period Minimum	2
Non-TSR PSU Vesting Period Maximum	7
Performance-based stock, outstanding	0.7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	seven
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	two
2010 Stock Plan [Member] | Restricted Stock Units (RSU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	three